Submission	Oct. 28, 2025
Submission [Line Items]
Central Index Key	0000766704
Registrant Name	WELLTOWER INC.
Registration File Number	333-286204
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A